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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

James Mikolaichik, Manning & Napier Fund, Inc., 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: (585) 325-6880

Date of fiscal year end: October 31

Date of reporting period: 7/1/15-6/30/16

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series

--------------------------------------------------------------------------------------------------------------------------
 CATCHMARK TIMBER TRUST, INC.                                                                Agenda Number:  934226146
--------------------------------------------------------------------------------------------------------------------------
    Security:  14912Y202                                                             Meeting Type:  Annual
      Ticker:  CTT                                                                   Meeting Date:  30-Jul-2015
        ISIN:  US14912Y2028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JERRY BARAG                                               Mgmt          For                            For
       ALAN D. GOLD                                              Mgmt          For                            For
       DONALD S. MOSS                                            Mgmt          For                            For
       WILLIS J. POTTS                                           Mgmt          For                            For
       JOHN F. RASOR                                             Mgmt          For                            For
       DOUGLAS D. RUBENSTEIN                                     Mgmt          For                            For
       HENRY G. ZIGTEMA                                          Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF    Mgmt          For                            For
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2015.

--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE TRUST OF AMERICA, INC.                                                           Agenda Number:  934222403
--------------------------------------------------------------------------------------------------------------------------
    Security:  42225P501                                                             Meeting Type:  Annual
      Ticker:  HTA                                                                   Meeting Date:  08-Jul-2015
        ISIN:  US42225P5017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SCOTT D. PETERS                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: W. BRADLEY BLAIR, II                Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MAURICE J. DEWALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WARREN D. FIX                       Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PETER N. FOSS                       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LARRY L. MATHIS                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: STEVE W. PATTERSON                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: GARY T. WESCOMBE                    Mgmt          For                            For

2.     TO CONSIDER AND VOTE UPON THE RATIFICATION OF THE         Mgmt          For                            For
       APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2015.

* Management position unknown

Manning & Napier Fund, Inc. Pro-Blend Extended Term Series

--------------------------------------------------------------------------------------------------------------------------
 CATCHMARK TIMBER TRUST, INC.                                                                Agenda Number:  934226146
--------------------------------------------------------------------------------------------------------------------------
    Security:  14912Y202                                                             Meeting Type:  Annual
      Ticker:  CTT                                                                   Meeting Date:  30-Jul-2015
        ISIN:  US14912Y2028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JERRY BARAG                                               Mgmt          For                            For
       ALAN D. GOLD                                              Mgmt          For                            For
       DONALD S. MOSS                                            Mgmt          For                            For
       WILLIS J. POTTS                                           Mgmt          For                            For
       JOHN F. RASOR                                             Mgmt          For                            For
       DOUGLAS D. RUBENSTEIN                                     Mgmt          For                            For
       HENRY G. ZIGTEMA                                          Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF    Mgmt          For                            For
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2015.

--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE TRUST OF AMERICA, INC.                                                           Agenda Number:  934222403
--------------------------------------------------------------------------------------------------------------------------
    Security:  42225P501                                                             Meeting Type:  Annual
      Ticker:  HTA                                                                   Meeting Date:  08-Jul-2015
        ISIN:  US42225P5017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SCOTT D. PETERS                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: W. BRADLEY BLAIR, II                Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MAURICE J. DEWALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WARREN D. FIX                       Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PETER N. FOSS                       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LARRY L. MATHIS                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: STEVE W. PATTERSON                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: GARY T. WESCOMBE                    Mgmt          For                            For

2.     TO CONSIDER AND VOTE UPON THE RATIFICATION OF THE         Mgmt          For                            For
       APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2015.

* Management position unknown

Manning & Napier Fund, Inc. Pro-Blend Maximum Term Series

--------------------------------------------------------------------------------------------------------------------------
 CATCHMARK TIMBER TRUST, INC.                                                                Agenda Number:  934226146
--------------------------------------------------------------------------------------------------------------------------
    Security:  14912Y202                                                             Meeting Type:  Annual
      Ticker:  CTT                                                                   Meeting Date:  30-Jul-2015
        ISIN:  US14912Y2028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JERRY BARAG                                               Mgmt          For                            For
       ALAN D. GOLD                                              Mgmt          For                            For
       DONALD S. MOSS                                            Mgmt          For                            For
       WILLIS J. POTTS                                           Mgmt          For                            For
       JOHN F. RASOR                                             Mgmt          For                            For
       DOUGLAS D. RUBENSTEIN                                     Mgmt          For                            For
       HENRY G. ZIGTEMA                                          Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF    Mgmt          For                            For
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2015.

--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE TRUST OF AMERICA, INC.                                                           Agenda Number:  934222403
--------------------------------------------------------------------------------------------------------------------------
    Security:  42225P501                                                             Meeting Type:  Annual
      Ticker:  HTA                                                                   Meeting Date:  08-Jul-2015
        ISIN:  US42225P5017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SCOTT D. PETERS                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: W. BRADLEY BLAIR, II                Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MAURICE J. DEWALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WARREN D. FIX                       Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PETER N. FOSS                       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LARRY L. MATHIS                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: STEVE W. PATTERSON                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: GARY T. WESCOMBE                    Mgmt          For                            For

2.     TO CONSIDER AND VOTE UPON THE RATIFICATION OF THE         Mgmt          For                            For
       APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2015.

* Management position unknown

Manning & Napier Fund, Inc. Pro-Blend Moderate Term Series

--------------------------------------------------------------------------------------------------------------------------
 CATCHMARK TIMBER TRUST, INC.                                                                Agenda Number:  934226146
--------------------------------------------------------------------------------------------------------------------------
    Security:  14912Y202                                                             Meeting Type:  Annual
      Ticker:  CTT                                                                   Meeting Date:  30-Jul-2015
        ISIN:  US14912Y2028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JERRY BARAG                                               Mgmt          For                            For
       ALAN D. GOLD                                              Mgmt          For                            For
       DONALD S. MOSS                                            Mgmt          For                            For
       WILLIS J. POTTS                                           Mgmt          For                            For
       JOHN F. RASOR                                             Mgmt          For                            For
       DOUGLAS D. RUBENSTEIN                                     Mgmt          For                            For
       HENRY G. ZIGTEMA                                          Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF    Mgmt          For                            For
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2015.

--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE TRUST OF AMERICA, INC.                                                           Agenda Number:  934222403
--------------------------------------------------------------------------------------------------------------------------
    Security:  42225P501                                                             Meeting Type:  Annual
      Ticker:  HTA                                                                   Meeting Date:  08-Jul-2015
        ISIN:  US42225P5017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SCOTT D. PETERS                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: W. BRADLEY BLAIR, II                Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MAURICE J. DEWALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WARREN D. FIX                       Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PETER N. FOSS                       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LARRY L. MATHIS                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: STEVE W. PATTERSON                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: GARY T. WESCOMBE                    Mgmt          For                            For

2.     TO CONSIDER AND VOTE UPON THE RATIFICATION OF THE         Mgmt          For                            For
       APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2015.

* Management position unknown

Manning & Napier Fund, Inc. Target Income Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target Income Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2010 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2010 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2015 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2015 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2020 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2020 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2025 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2025 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2030 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2030 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2035 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2035 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2040 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2040 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2045 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2045 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2050 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2050 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2055 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2055 Series was entitled to vote.

Manning & Napier Fund, Inc. Target 2060 Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Target 2060 Series was entitled to vote.

Manning & Napier Fund, Inc. Quality Equity Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Quality Equity Series was entitled to vote.

Manning & Napier Fund, Inc. Tax Managed Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Tax Managed Series was entitled to vote.

Manning & Napier Fund, Inc. Equity Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Equity Series was entitled to vote.

Manning & Napier Fund, Inc. Overseas Series

PROXY VOTING RECORD

7/1/15-6/30/16

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the Manning & Napier Fund, Inc. Overseas Series was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Manning & Napier Fund, Inc.

By (Signature and Title)	_/s/ James E. Mikolaichik
James E. Mikolaichik
President, Principal Executive Officer

Date: August 9, 2016